Basis of Presentation	12 Months Ended
Dec. 31, 2023
Basis of Presentation
Basis of Presentation
2.	Basis of Presentation

The company’s consolidated financial statements for the year ended December 31, 2023 are prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).

On January 1, 2023 the company adopted IFRS 17 Insurance Contracts (“IFRS 17”) retrospectively as required by IFRS Accounting Standards. Details of the transition from IFRS 4 to IFRS 17 are described in note 3 and the effects on the company’s total equity as at January 1, 2022 and December 31, 2022 are presented in the consolidated statement of changes in equity. Throughout these consolidated financial statements comparatives have been restated where applicable for the adoption of IFRS 17.

The consolidated balance sheets of the company are presented on a non-classified basis. Assets expected to be realized and liabilities expected to be settled within the company’s normal operating cycle of one year are considered current, including the following balances: cash, short term investments and derivative obligations. The following balances are considered non-current: deferred income tax assets, goodwill and intangible assets and deferred income tax liabilities. All other balances are comprised of current and non-current amounts.

The holding company has significant liquid resources that are generally not restricted by insurance regulators. The subsidiary insurance and reinsurance companies are often subject to a wide variety of insurance and other laws and regulations that vary by jurisdiction and are intended to protect policyholders rather than investors. These laws and regulations may limit the ability of the insurance and reinsurance companies to pay dividends or make distributions to parent companies. The company’s consolidated balance sheet and consolidated statement of cash flows therefore make a distinction in classification between the holding company and the insurance and reinsurance companies for cash and investments to provide additional insight into the company’s liquidity, financial leverage and capital structure.

These consolidated financial statements were approved for issue by the company’s Board of Directors on March 8, 2024.